Contributed equity - Summary of movements in ordinary share capital (Detail)							6 Months Ended
	Dec. 31, 2023 AUD ($) $ / shares shares	Dec. 05, 2023 $ / shares	Nov. 30, 2023 $ / shares	Aug. 04, 2023 $ / shares	Jul. 11, 2023 $ / shares	Jul. 07, 2023 $ / shares	Dec. 31, 2023 AUD ($) shares	Dec. 31, 2022 AUD ($)
Disclosure of classes of share capital [line items]
Beginning Balance							$ 12,050,551	$ 18,274,523
Issue of shares							1,648,187	6,263,986
Ending balance	$ 5,267,508						$ 5,267,508	11,583,185
Contributed equity [member]
Disclosure of classes of share capital [line items]
Ending Balance | shares	263,615,444						263,615,444
Beginning Balance							$ 97,452,246	84,480,249
Issue of shares							1,648,187	6,263,986
Ending balance	$ 98,779,714						$ 98,779,714	$ 90,343,718
Contributed equity [member] | 1 July 2023 [Member]
Disclosure of classes of share capital [line items]
Beginning Balance | shares							228,029,114
Beginning Balance							$ 97,452,246
ATM issue of shares No. 19 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares						$ 0.1856
ATM issue of shares No. 19 [Member] | Contributed equity [member] | 7 July 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares							8,148,140
Issue of shares							$ 1,512,523
ATM issue of shares No. 20 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares					$ 0.1647
ATM issue of shares No. 20 [Member] | Contributed equity [member] | 11 July 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares							157,120
Issue of shares							$ 25,877
ATM issue of shares No. 21 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares				$ 0.1679
ATM issue of shares No. 21 [Member] | Contributed equity [member] | 4 August 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares							15,000
Issue of shares							$ 2,519
ATM issue of shares No. 22 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares			$ 0.1006
ATM issue of shares No. 22 [Member] | Contributed equity [member] | 30 November 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares							1,066,070
Issue of shares							$ 107,268
Registered Direct Offering [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		$ 0
Registered Direct Offering [Member] | Contributed equity [member] | 5 December 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares							26,200,000
Share issue transaction costs [member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares	$ 0
Share issue transaction costs [member] | Contributed equity [member]
Disclosure of classes of share capital [line items]
Issue of shares							$ (320,719)